INVESTMENTS IN PORTFOLIO FUNDS (Tables)	12 Months Ended
Dec. 31, 2013
INVESTMENTS IN PORTFOLIO FUNDS
Schedule of investments in portfolio funds

At December 31, 2013, investments in Portfolio Funds at fair value are as follows:

	Fair Value	Percentage of Partners’ Capital	Profit (Loss)	Cost @ 12/31/13	Management Fee	Performance Fee	Redemptions Permitted
Winton	$14,111,527	19.90%	$1,442,581	$8,874,714	$(299,925)	$(106,090)	Semi -Monthly
Aspect	14,111,527	19.90%	(773,505)	11,713,792	(297,276)	—	Semi -Monthly
Transtrend	14,111,528	19.90%	(110,517)	11,386,931	(198,537)	—	Semi -Monthly
Bluetrend	14,111,529	19.90%	(1,753,279)	13,569,670	(197,702)	(36,727)	Monthly
Man	14,111,528	19.90%	(1,561,906)	17,267,605	(197,289)	—	Monthly

Total Investment in Portfolio Funds at fair value	$70,557,639	99.50%	$(2,756,626)	$62,812,712	$(1,190,729)	$(142,817)

At December 31, 2012, investments in Portfolio Funds at fair value are as follows:

	Fair Value	Percentage of Partners’ Capital	Profit (Loss)	Cost @ 12/31/12	Management Fee	Performance Fee	Redemptions Permitted
Winton	$23,677,969	19.94%	$(1,252,467)	$15,896,089	$(447,194)	$(519)	Semi -Monthly
Aspect	23,677,968	19.94%	(2,759,516)	18,338,732	(446,670)	(15,340)	Semi -Monthly
Transtrend	23,677,970	19.94%	421,627	18,172,896	(300,227)	(37,953)	Semi -Monthly
Bluetrend	23,677,970	19.94%	60,564	20,519,264	(299,709)	(57,205)	Monthly
Man	23,677,968	19.94%	(2,228,170)	26,571,980	(297,337)	—	Monthly

Total Investment in Portfolio Funds at fair value	$118,389,845	99.70%	$(5,757,962)	$99,498,961	$(1,791,137)	$(111,017)

Summary of financial information for each of the portfolio funds

	As of December 31, 2013
	Total Assets	Total Liabilities	Total Capital
Winton	$1,006,017,501	$27,668,096	$978,349,405
Aspect	178,880,965	10,499,050	168,381,915
Transtrend	97,528,185	11,196,695	86,331,490
Bluetrend	128,712,857	14,876,861	113,835,996
Man	21,737,588	3,564,036	18,173,552

Total	$1,432,877,096	$67,804,738	$1,365,072,358

	As of December 31, 2012
	Total Assets	Total Liabilities	Total Capital
Winton	$1,111,588,919	$19,201,742	$1,092,387,177
Aspect	279,441,442	7,200,449	272,240,993
Transtrend	154,050,850	4,998,418	149,052,432
Bluetrend	177,358,085	7,053,649	170,304,436
Man	35,278,824	1,853,473	33,425,351

Total	$1,757,718,120	$40,307,731	$1,717,410,389

	For the year ended December 31, 2013
	Income (Loss)	Commissions	Other	Net Income (Loss)
Winton	$1,913,124	$(24,438)	$(446,105)	$1,442,581
Aspect	(338,384)	(70,699)	(364,422)	(773,505)
Transtrend	303,764	(128,364)	(285,917)	(110,517)
Bluetrend	(1,357,923)	(101,561)	(293,795)	(1,753,279)
Man	(853,846)	(253,211)	(454,849)	(1,561,906)

Total	$(333,265)	$(578,273)	$(1,845,088)	$(2,756,626)

	For the year ended December 31, 2012
	Income (Loss)	Commissions	Other	Net Income (Loss)
Winton	$(708,457)	$(42,615)	$(501,395)	$(1,252,467)
Aspect	(2,124,961)	(81,394)	(553,161)	(2,759,516)
Transtrend	1,040,892	(177,306)	(441,959)	421,627
Bluetrend	612,132	(119,252)	(432,316)	60,564
Man	(1,589,963)	(104,321)	(533,886)	(2,228,170)

Total	$(2,770,357)	$(524,888)	$(2,462,717)	$(5,757,962)